AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Municipal Bonds - 98.7%
Alabama - 1.4%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$2,750,000	$2,992,505
California - 5.0%
California Municipal Finance Authority,
5.000%, 05/15/43	2,515,000	2,597,919
5.000%, 05/15/48	3,855,000	3,948,460

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,118,488
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,756,549

Total California		10,421,416
Colorado - 5.3%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,368,094
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,670,283

Total Colorado		11,038,377
Connecticut - 2.0%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/40	2,845,000	2,734,433
4.000%, 07/01/42	1,465,000	1,382,421

Total Connecticut		4,116,854
Florida - 11.7%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	2,775,000	2,905,206
City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,145,643
County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,730,000	2,595,417
County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,327,337
Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,338,183
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	1,936,303
5.000%, 02/01/52	1,675,000	1,527,512

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,831,580
Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,991,228

Total Florida		24,598,409
	Principal Amount	Value
Illinois - 7.5%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	$3,000,000	$3,073,199
Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	2,515,000	2,281,652
5.000%, 06/15/50	4,185,000	4,298,809

State of Illinois 5.750%, 05/01/45	2,515,000	2,751,816
State of Illinois, Series A,
4.000%, 03/01/40	1,260,000	1,242,101
5.000%, 03/01/46	1,870,000	1,961,934

Total Illinois		15,609,511
Massachusetts - 3.2%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,704,689
5.250%, 07/01/52	2,795,000	3,000,165

Total Massachusetts		6,704,854
Minnesota - 1.0%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,168,462
Nebraska - 2.4%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,989,816
New Jersey - 6.7%
New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/50	1,675,000	1,601,106
South Jersey Transportation Authority,
4.625%, 11/01/47	1,680,000	1,718,767
5.250%, 11/01/52	3,770,000	4,024,725

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,155,878
5.250%, 06/01/46	2,755,000	2,871,753

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,605,000	1,632,018

Total New Jersey		14,004,247
New York - 13.5%
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	2,660,000	2,737,970
5.000%, 11/15/50	1,955,000	2,031,497
5.250%, 11/15/55	2,530,000	2,653,361

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,587,683
4.000%, 07/01/52	1,775,000	1,616,584

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	4,847,999
5.000%, 12/01/41	2,185,000	2,324,151
5.625%, 04/01/40	4,000,000	4,363,540
6.000%, 04/01/35	2,500,000	2,835,088
6.000%, 06/30/54	2,000,000	2,216,485

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 13.5% (continued)

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44[1]	$1,000,000	$1,018,899

Total New York		28,233,257
Ohio - 0.5%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC) 4.550%, 09/01/49	1,000,000	1,002,471
Pennsylvania - 9.7%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,323,049
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,140,230
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,339,386
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,065,000	1,015,610
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,475,960

Total Pennsylvania		20,294,235
Rhode Island - 4.6%
Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	2,000,000	2,153,647
5.250%, 05/15/54	4,500,000	4,810,491

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,783,113

Total Rhode Island		9,747,251
South Carolina - 2.9%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	6,002,357
Tennessee - 4.2%
City of Chattanooga Electric 2.000%, 09/01/40	7,710,000	5,469,921
Knox County Health Educational & Housing Facility Board, (BAM) 5.500%, 07/01/54	1,000,000	1,097,315
Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	2,000,000	2,146,469

Total Tennessee		8,713,705
Texas - 8.9%
Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	1,000,000	948,285
	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	$3,315,000	$3,329,861
5.000%, 12/31/45	3,250,000	3,252,926
5.000%, 06/30/58	7,800,000	7,889,018
5.500%, 12/31/58	1,120,000	1,223,474

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	2,035,421

Total Texas		18,678,985
Virginia - 6.2%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,167,974
Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,462,106
4.000%, 01/01/40	2,515,000	2,436,117
5.000%, 12/31/47	2,145,000	2,218,547
5.000%, 12/31/49	2,095,000	2,113,558
5.000%, 12/31/52	2,655,000	2,672,960

Total Virginia		13,071,262
West Virginia - 1.4%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,976,889
Wisconsin - 0.6%
Public Finance Authority, Series A 5.000%, 06/01/41[2]	1,250,000	1,214,989

Total Municipal Bonds (Cost $217,745,190)		206,579,852
Short-Term Investments - 1.3%
Repurchase Agreements - 1.3%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $2,398,372 (collateralized by a U.S. Treasury, 3.875%, 08/15/33, totaling $2,444,966)	2,397,000	2,397,000
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $301,172 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $307,027)	301,000	301,000

Total Repurchase Agreements		2,698,000

Total Short-Term Investments (Cost $2,698,000)		2,698,000
Total Investments - 100.0% (Cost $220,443,190)		209,277,852
Other Assets, less Liabilities - 0.0%		16,922
Net Assets - 100.0%		$209,294,774

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2024, amounted to $1,018,899, or 0.5% of net assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of this security amounted to $1,214,989 or 0.6% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$206,579,852	—	$206,579,852
Short-Term Investments
Repurchase Agreements	—	2,698,000	—	2,698,000
Total Investments in Securities	—	$209,277,852	—	$209,277,852

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.